Provisions (Details) - USD ($) $ in Thousands	Dec. 31, 2025	Dec. 31, 2024
Site restoration provision for Blanket mine
Provisions
Provisions, discount rate	4.79%	4.86%
Provisions, inflation rate	2.32%	2.14%
Provisions, undiscounted cash flows	$ 7,699	$ 7,491
Site restoration provision for Bilboes
Provisions
Provisions, undiscounted cash flows	3,204	3,505
Site restoration provision for Motapa
Provisions
Provisions, undiscounted cash flows	671	584
Site restoration provision for Maligreen
Provisions
Provisions, undiscounted cash flows	$ 373	$ 295